Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	467,909,924.68	27,252
Yield Supplement Overcollateralization Amount 10/31/23	7,919,818.28	0
Receivables Balance 10/31/23	475,829,742.96	27,252
Principal Payments	18,801,904.84	360
Defaulted Receivables	790,834.75	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	7,361,673.05	0
Pool Balance at 11/30/23	448,875,330.32	26,857

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.53%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,238,337.01	361
Past Due 61-90 days	2,380,097.10	102
Past Due 91-120 days	328,127.97	16
Past Due 121+ days	0.00	0
Total	10,946,562.08	479

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	639,597.51
Aggregate Net Losses/(Gains) - November 2023	151,237.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.50%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	38.10

Flow of Funds	$ Amount
Collections	20,977,424.53
Investment Earnings on Cash Accounts	15,453.95
Servicing Fee	(396,524.79)
Transfer to Collection Account	-
Available Funds	20,596,353.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	306,375.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	13,279,185.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,186,891.69

Total Distributions of Available Funds	20,596,353.69

Servicing Fee	396,524.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	462,154,515.71
Principal Paid	19,034,594.36
Note Balance @ 12/15/23	443,119,921.35

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	288,754,515.71
Principal Paid	19,034,594.36
Note Balance @ 12/15/23	269,719,921.35
Note Factor @ 12/15/23	69.6231082%

Class A-4
Note Balance @ 11/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	121,600,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	34,530,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	17,270,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	374,867.64
Total Principal Paid	19,034,594.36
Total Paid	19,409,462.00

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	194,909.30
Principal Paid	19,034,594.36
Total Paid to A-3 Holders	19,229,503.66

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3264829
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5777690
Total Distribution Amount	16.9042519

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5031216
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.1342136
Total A-3 Distribution Amount	49.6373352

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	697.63
Noteholders' Principal Distributable Amount	302.37

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	2,877,704.48
Investment Earnings	12,439.71
Investment Earnings Paid	(12,439.71)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,249,647.23	$3,114,405.73	$3,314,446.23
Number of Extensions	143	139	141
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.63%	0.64%